RELATED PARTY TRANSACTION	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company was originally incorporated in the Cayman Islands through the issuance of one common share to Ogier Global Subscriber (Cayman) Limited (“Ogier”) for the par value of $1.00 on March 18, 2025. On March 20, 2025, Ogier transferred the one common share held to SL Bio.

On March 18, 2025, Merger Sub I and Merger Sub II were incorporated through the issuance of one common share each to Ogier for the par value of $1.00 each. On March 20, 2025, Merger Sub I and Merger Sub II became wholly-owned subsidiaries of the Company when the one common share each held by Ogier was transferred to the Company for a total investment of $1.00 each.

As of December 31, 2025, the amount due to holding company was consisted of the following:

Name	Amount	Relationship	Note

SL Bio	$27,454	Holding company	Other payables, interest free and payment on demand.

SL BIO LTD
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

12. RELATED PARTY TRANSACTION

As of December 31, 2025 and 2024, the Group had no amount due from (to) affiliate.

In January 2023, the Group entered into an operating lease arrangement with OldCo to lease part of its office premises in Taiwan. The lease has the initial term of 53 months from January 1, 2023 to May 31, 2027, but the lease was cancelled in December 2024. In January 2023, the Group also entered into a corporate and administrative service agreement with OldCo for the general corporate and accounting services in Taiwan, and it was terminated in December 2024.

12. RELATED PARTY TRANSACTION (cont.)

During the year ended December 31, 2025, the Company had the following transaction with affiliates:

Name	Amount	Relationship	Note

JY BioMed	$455,714	Company owned by our Chief Technical Officer of the Company, Dr. Shen	Research and development costs paid for GDT Cells Licenses to the Group

During the year ended December 31, 2024, the Company had the following transaction with the Parent entity:

Name	Amount	Relationship	Note

SL Link	$167,795	Company owned by a director and a shareholder of the Company, Mr. Wang	Operating leasing income for the rental of office premise to the Group
SL Link	$80,496	Company owned by a director and a shareholder of the Company, Mr. Wang	Expenses for general corporate and accounting services provided to the Group
SL Link	$949,771	Company owned by a director and a shareholder of the Company, Mr. Wang	Research and development costs paid for the transfer of the CD-19 Patent to the Group
JY BioMed	$964,823	Company owned by our Chief Technical Officer of the Company, Dr. Shen	Research and development costs paid for GDT Cells Licenses to the Group